Concentrations of Credit Risk and Major Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations Of Credit Risk and Major Customers [Abstract]
Summary of major customer

	Three Months Ended September 30,		Nine Months Ended September 30,
Customer	2012	2011	2012	2011
A	20%	27%	16%	28%
B	32%	21%	12%	26%
C	13%	24%	14%	14%
D	*	18%	*	*
E	17%	*	14%	*
F	*	*	11%	*
G	*	*	13%	*

*	Less than10%

	Years ended December 31,
Customer	2011	2010
A	5%	19%
B	23%	26%
C	*	13%
D	10%	10%
E	29%	*
F	13%	*

*	Below 1%